UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Fidelity

Money Market Trust
Retirement Money Market
Portfolio

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,025.20	$ 2.11
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.71	$ 2.11

* Expenses are equal to the Fund's annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/07	% of fund's investments 8/31/06	% of fund's investments 2/28/06
0 - 30	65.0	69.2	68.4
31 - 90	20.7	17.1	21.9
91 - 180	6.1	8.8	5.1
181 - 397	8.2	4.9	4.6
Weighted Average Maturity
	2/28/07	8/31/06	2/28/06
Retirement Money Market Portfolio	50 Days	45 Days	41 Days
All Taxable Money Market Funds Average*	42 Days	38 Days	39 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
Commercial Paper 19.2%	Commercial Paper 26.5%
Bank CDs, BAs, TDs, and Notes 59.5%	Bank CDs, BAs, TDs, and Notes 52.3%
Government Securities 0.0%	Government Securities 2.5%
Repurchase Agreements 23.1%	Repurchase Agreements 20.3%
Other Investments 0.6%	Other Investments 0.4%
Net Other Assets** (2.4)%	Net Other Assets** (2.0)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 22.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.1%
Huntington National Bank, Columbus
3/21/07	5.36%	$ 10,000	$ 10,000
London Branch, Eurodollar, Foreign Banks - 7.1%
Barclays Bank PLC
3/8/07 to 6/11/07	5.38 to 5.44	247,000	247,000
Bayerische Hypo-und Vereinsbank AG
4/5/07	5.33	95,000	95,000
Credit Agricole SA
4/13/07	5.34	171,000	171,000
Credit Industriel et Commercial
3/12/07 to 7/25/07	5.33 to 5.40	291,000	291,000
Dresdner Bank AG
3/5/07	5.40	47,000	47,000
HBOS Treasury Services PLC
3/28/07 to 4/17/07	5.31 to 5.35	200,000	200,000
Landesbank Hessen-Thuringen
4/17/07 to 9/17/07	5.36 to 5.37	146,000	146,000
			1,197,000
New York Branch, Yankee Dollar, Foreign Banks - 15.1%
Bank Tokyo-Mitsubishi UFJ Ltd.
4/2/07	5.30	303,000	303,000
Canadian Imperial Bank of Commerce
3/15/07 to 3/23/07	5.32 to 5.40 (d)	230,000	230,002
Credit Suisse First Boston
3/12/07 to 4/23/07	5.34 (d)	270,000	270,000
Credit Suisse Group
6/4/07	5.40	79,000	79,000
Deutsche Bank AG
3/5/07 to 12/12/07	5.40 to 5.43 (d)	413,000	413,000
HBOS Treasury Services PLC
4/17/07	5.35	50,000	50,000
Landesbank Baden-Wuert
4/13/07	5.35	65,000	65,000
Mizuho Corporate Bank Ltd.
4/16/07 to 5/14/07	5.32 to 5.34	71,000	71,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Natexis Banques Populaires NY CD
12/12/07 to 1/29/08	5.40 to 5.45%	$ 692,000	$ 692,000
Norinchukin Bank
3/1/07	5.35	91,000	91,000
Societe Generale
1/16/08	5.42	150,000	150,000
Sumitomo Mitsui Banking Corp.
3/7/07 to 4/2/07	5.31 to 5.32	37,000	37,000
Toronto-Dominion Bank
6/18/07	5.68	59,300	59,269
UniCredito Italiano Spa, New York
4/30/07	5.32 (d)	25,000	24,996
			2,535,267
TOTAL CERTIFICATES OF DEPOSIT			3,742,267
Commercial Paper - 19.0%

Aegis Finance LLC
3/8/07 to 3/12/07	5.30 to 5.31	45,000	44,930
American Wtr. Cap. Corp.
3/5/07 to 5/14/07	5.39 to 5.45 (b)	17,000	16,921
Aquifer Funding LLC
3/5/07 to 3/6/07	5.30	159,470	159,362
Aspen Funding Corp.
3/29/07	5.30	38,854	38,695
Bavaria TRR Corp.
3/1/07 to 3/26/07	5.31 to 5.32	204,000	203,816
BellSouth Corp.
3/1/07	5.35	6,000	6,000
Burlington Northern Santa Fe Corp.
4/20/07 to 5/17/07	5.37 to 5.38 (b)	39,000	38,669
Capital One Multi-Asset Execution Trust
3/14/07	5.35	11,000	10,979
Citigroup Funding, Inc.
3/22/07 to 5/8/07	5.31 to 5.35	225,000	223,779
ConocoPhillips Qatar Funding Ltd.
4/13/07 to 7/12/07	5.42 to 5.47 (b)	11,000	10,880
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Countrywide Financial Corp.
3/1/07 to 4/13/07	5.30 to 5.37%	$ 263,000	$ 262,358
CVS Corp.
3/19/07 to 4/27/07	5.34 to 5.39	24,000	23,907
DaimlerChrysler NA Holding Corp.
3/2/07 to 5/11/07	5.38 to 5.45	91,000	90,436
Davis Square Funding V Corp.
3/5/07 to 3/14/07	5.31 to 5.34	40,000	39,950
Devon Energy Corp.
3/13/07 to 8/16/07	5.35 to 5.44	53,000	52,010
Dominion Resources, Inc.
3/6/07 to 3/27/07	5.35 to 5.37	23,450	23,390
Emerald (MBNA Credit Card Master Note Trust)
3/13/07	5.32	20,000	19,965
FCAR Owner Trust
3/15/07	5.33	24,000	23,951
Fortune Brands, Inc.
3/23/07 to 5/11/07	5.35 to 5.39	41,250	40,953
France Telecom SA
3/14/07 to 5/31/07	5.37 to 5.42 (b)	28,000	27,823
Giro Funding US Corp.
3/23/07 to 5/3/07	5.30 to 5.35	153,000	152,122
Grampian Funding LLC
4/10/07	5.35	60,000	59,653
Hypo Real Estate Bank International AG
3/12/07 to 5/24/07	5.36 to 5.38	43,000	42,776
ITT Corp.
5/24/07	5.38	2,000	1,975
John Deere Capital Corp.
3/2/07 to 3/16/07	5.38 to 5.42	24,600	24,562
Kellogg Co.
3/9/07 to 3/22/07	5.38 to 5.40	34,000	33,934
Liberty Harbour II CDO Ltd./LLC
4/5/07 to 5/25/07	5.31 to 5.35 (b)	75,000	74,293
Monument Gardens Funding
3/13/07 to 3/23/07	5.30 to 5.34	111,000	110,679
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Motown Notes Program
3/15/07 to 5/7/07	5.35 to 5.37%	$ 49,000	$ 48,759
Nationwide Building Society
3/9/07	5.34	18,000	17,979
Nelnet Student Funding Ext CP LLC
5/8/07	5.34	6,000	5,940
Nissan Motor Acceptance Corp.
3/1/07 to 5/3/07	5.34 to 5.40	40,926	40,765
Pacific Gas & Electric Co.
3/5/07	5.35 (b)	22,000	21,987
Paradigm Funding LLC
7/24/07 to 8/10/07	5.35 to 5.36	90,000	88,038
Park Granada LLC
3/20/07 to 4/13/07	5.30 to 5.37	218,093	217,227
Park Sienna LLC
3/9/07 to 8/24/07	5.30 to 5.36	244,380	242,067
Rockies Express Pipeline LLC
3/7/07 to 5/8/07	5.39 to 5.47 (b)	35,000	34,815
SABMiller PLC
3/7/07 to 3/22/07	5.34 to 5.35	35,522	35,464
Scaldis Capital LLC
4/13/07	5.36	10,000	9,938
Stratford Receivables Co. LLC
3/5/07 to 4/11/07	5.30 to 5.33	205,130	204,637
Textron Financial Corp.
3/6/07 to 5/31/07	5.31 to 5.35	22,000	21,909
The Walt Disney Co.
4/23/07 to 5/23/07	5.35 to 5.38	26,000	25,760
Three Rivers Funding Corp.
3/16/07	5.30	6,000	5,987
Time Warner Cable, Inc.
3/27/07 to 4/24/07	5.38 to 5.41	84,046	83,562
Time Warner, Inc.
3/8/07 to 4/5/07	5.38 (b)	6,590	6,568
UniCredito Italiano Bank (Ireland) PLC
3/13/07 to 4/16/07	5.35 to 5.36	101,000	100,515
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Verizon Communications, Inc.
3/13/07 to 4/3/07	5.32 to 5.34% (b)	$ 9,000	$ 8,965
Virginia Electric & Power Co.
3/13/07	5.34 to 5.35	14,500	14,474
Weatherford International Ltd.
3/1/07 to 3/26/07	5.34 to 5.35 (b)	33,000	32,927
WellPoint, Inc.
3/16/07 to 5/21/07	5.37 to 5.40	28,000	27,821
Whirlpool Corp.
5/31/07	5.38	11,500	11,346
Wisconsin Energy Corp.
3/16/07 to 8/8/07	5.36 to 5.46	17,000	16,858
Xcel Energy, Inc.
4/13/07	5.56	14,000	13,910
TOTAL COMMERCIAL PAPER			3,196,986
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
3/15/07	5.32 (d)	15,000	15,000
Master Notes - 2.7%

Asset Funding Co. III LLC
3/5/07	5.38 to 5.39 (d)(f)	187,000	187,000
Bear Stearns & Co., Inc.
8/27/07	5.38 (d)	89,000	89,000
Goldman Sachs Group, Inc.
5/30/07	5.41 (d)(f)	110,000	110,000
Lehman Brothers Holdings, Inc.
3/12/07 to 6/28/07	5.43 to 5.46 (d)(f)	63,000	63,000
TOTAL MASTER NOTES			449,000
Medium-Term Notes - 31.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AIG Matched Funding Corp.
5/15/07	5.35% (d)	$ 183,000	$ 183,000
5/15/07 to 11/15/07	5.35 to 5.37 (b)(d)	184,000	184,000
Allstate Life Global Funding II
3/8/07 to 3/27/07	5.33 to 5.40 (b)(d)	72,000	72,000
ASIF Global Financing XXX
3/23/07	5.34 (b)(d)	80,000	80,000
Banco Santander Totta SA
3/16/07	5.32 (b)(d)	50,000	50,000
Banque Federative du Credit Mutuel (BFCM)
3/13/07	5.32 (b)(d)	96,000	96,000
Bayerische Landesbank Girozentrale
4/16/07 to 5/21/07	5.37 to 5.40 (d)	260,000	260,000
BellSouth Corp.
4/26/07	5.34 (b)	125,000	124,779
BMW U.S. Capital LLC
3/15/07	5.32 (d)	24,000	24,000
Caixa Catalunya
6/7/07	5.34 (c)(d)	67,000	67,000
Caja Madrid SA
4/19/07	5.36 (d)	49,000	49,000
Calyon New York Branch
3/2/07	5.26 (d)	13,000	12,998
Commonwealth Bank of Australia
3/26/07	5.32 (d)	57,000	57,000
Compagnie Financiere du Credit Mutuel
6/9/07	5.36 (d)	54,000	54,000
ConocoPhillips
4/11/07	5.36 (d)	32,000	32,000
Countrywide Bank, Alexandria Virginia
3/15/07 to 3/23/07	5.33 (d)	59,000	58,999
Countrywide Financial Corp.
4/11/07	5.52 (d)	2,750	2,750
Cullinan Finance Corp.
5/27/07 to 6/25/07	5.32 to 5.46 (b)(d)	155,000	154,987
Cullinan Finance Ltd./Corp. MTN 144A
10/15/07	5.41 (b)	46,000	46,000
General Electric Capital Corp.
3/8/07 to 3/19/07	5.36 to 5.45 (d)	449,000	449,008
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Genworth Life Insurance Co.
3/1/07	5.40% (d)(f)	$ 30,000	$ 30,000
Harrier Finance Funding LLC
3/20/07 to 6/28/07	5.31 to 5.35 (b)(d)	40,000	39,997
HBOS Treasury Services PLC
3/26/07	5.44 (d)	145,000	145,000
5/21/07	5.43 (b)(d)	15,000	15,003
HSBC Finance Corp.
3/6/07 to 3/26/07	5.33 to 5.35 (d)	212,000	212,000
HSH Nordbank AG
3/21/07 to 3/23/07	5.33 to 5.35 (b)(d)	148,000	148,000
ING USA Annuity & Life Insurance Co.
3/23/07	5.46 (d)(f)	33,000	33,000
Intesa Bank Ireland PLC
3/26/07	5.32 (b)(d)	110,000	110,000
K2 (USA) LLC
3/12/07	5.31 (b)(d)	42,000	41,998
Kestrel Funding PLC US LLC 144A
3/1/07 to 3/2/07	5.30 to 5.34 (b)(d)	45,000	44,999
Key Bank NA
3/19/07	5.38 (d)	7,000	7,000
Merrill Lynch & Co., Inc.
3/5/07 to 3/15/07	5.33 to 5.40 (d)	106,000	106,016
Metropolitan Life Global Funding I
3/6/07 to 3/28/07	5.33 to 5.42 (b)(d)	75,652	75,652
Metropolitan Life Insurance Co.
5/21/07	5.44 (d)(f)	10,000	10,000
Monumental Global Funding III
3/20/07	5.35 (b)(d)	25,000	25,000
Morgan Stanley
3/1/07 to 3/27/07	5.38 to 5.45 (d)	238,968	239,005
Natexis Banques Populaires NY CD
3/2/07	5.28 (d)	116,000	115,992
National Rural Utils. Coop. Finance Corp.
3/5/07	5.30 (d)	7,000	7,000
Nordea Bank AB
3/2/07	5.26 (d)	97,000	96,987
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Pacific Life Global Funding
3/13/07	5.37% (d)	$ 10,000	$ 10,000
3/5/07	5.37 (b)(d)	15,000	15,000
RACERS
3/22/07	5.34 (b)(d)	140,000	140,000
Royal Bank of Canada
3/12/07	5.37 (d)	15,000	15,000
Royal Bank of Scotland PLC
3/21/07	5.31 (b)(d)	230,000	230,000
Security Life of Denver Insurance Co.
5/29/07	5.44 (d)(f)	23,000	23,000
Sigma Finance, Inc.
3/12/07 to 3/15/07	5.31 to 5.32 (b)(d)	122,000	121,995
Skandinaviska Enskilda Banken AB
3/6/07 to 3/8/07	5.27 to 5.34 (d)	161,000	160,993
SLM Corp.
4/25/07	5.58 (d)	26,700	26,727
Travelers Insurance Co.
3/30/07 to 5/17/07	5.45 (d)(f)	45,000	45,000
UniCredito Italiano Bank (Ireland) PLC
3/14/07 to 3/15/07	5.33 (b)(d)	163,000	163,000
3/30/07	5.29 (d)	70,000	69,995
UniCredito Italiano Spa, New York
3/5/07 to 5/20/07	5.33 to 5.37 (d)	109,000	108,989
Vodafone Group PLC
3/29/07	5.42 (d)	17,850	17,849
Wachovia Asset Securitization Issuance LLC
3/26/07	5.31 (b)(d)	11,780	11,780
Washington Mutual Bank
5/16/07 to 6/26/07	5.34 to 5.40 (d)	156,000	156,003
Washington Mutual Bank FA
3/26/07	5.30 (d)	9,000	9,000
4/30/07	5.34 (b)(d)	114,000	114,000
Wells Fargo & Co.
3/2/07 to 3/15/07	5.33 to 5.38 (d)	207,500	207,500
WestLB AG
3/12/07	5.36 (b)(d)	67,000	67,000
Westpac Banking Corp.
3/12/07	5.39 (d)	30,000	30,000
TOTAL MEDIUM-TERM NOTES			5,303,001
Short-Term Notes - 2.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
3/1/07	5.52% (d)(f)	$ 41,000	$ 41,000
Jackson National Life Insurance Co.
4/1/07	5.41 (d)(f)	36,000	36,000
Metropolitan Life Insurance Co.
4/2/07 to 5/1/07	5.48 to 5.50 (d)(f)	65,000	65,000
Monumental Life Insurance Co.
3/1/07	5.46 to 5.49 (d)(f)	55,000	55,000
New York Life Insurance Co.
4/1/07	5.44 (d)(f)	125,000	125,000
Transamerica Occidental Life Insurance Co.
5/1/07	5.53 (d)(f)	55,000	55,000
TOTAL SHORT-TERM NOTES			377,000
Asset-Backed Securities - 0.6%

Master Funding Trust I
3/26/07 to 8/27/07	5.35 to 5.42 (d)	90,129	90,129
Wind Trust
1/25/08	5.32 (b)(d)	12,000	12,000
TOTAL ASSET-BACKED SECURITIES			102,129
Municipal Securities - 0.8%

Catholic Health Initiatives 5.37% 6/7/07 to 6/14/07	26,800	26,800
LoanStar Assets Partners LP Student Ln. Rev. Series A, 5.31% 3/7/07, VRDN (d)	75,000	75,000
Michigan Gen. Oblig. Bonds 5.41% tender 10/4/07	30,300	30,300
TOTAL MUNICIPAL SECURITIES		132,100
Repurchase Agreements - 23.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 5.34% dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) #	$ 545	$ 545
With:
Banc of America Securities LLC at:
5.35%, dated 2/28/07 due 3/1/07 (Collateralized by Corporate Obligations valued at $462,060,001, 2.87% - 8.8%, 1/30/08 - 9/30/36)	453,067	453,000
5.36%, dated 2/28/07 due 3/1/07 (Collateralized by Commercial Paper Obligations valued at $380,460,000, 0%, 3/30/07 - 8/17/07)	373,056	373,000
Barclays Capital, Inc. at 5.39%, dated 2/28/07 due 3/1/07 (Collateralized by Equity Securities valued at $315,000,027)	300,045	300,000
Citigroup Global Markets, Inc. at 5.37%, dated 2/28/07 due 3/1/07 (Collateralized by Corporate Obligations valued at $616,080,001, 4.2% - 9.16%, 12/15/09 - 11/14/51)	604,090	604,000
Credit Suisse First Boston, Inc. at 5.38%, dated 2/28/07 due 3/1/07 (Collateralized by Mortgage Loan Obligations valued at $192,783,468, 5.5% - 6.5%, 2/1/37)	189,028	189,000
Deutsche Bank Securities, Inc. at:
5.35%, dated:
1/2/07 due 3/2/07 (Collateralized by Mortgage Loan Obligations valued at $58,140,001, 1.23% - 25%, 6/15/17 - 11/14/42)	57,500	57,000
1/29/07 due 4/30/07 (Collateralized by Corporate Obligations valued at $70,343,143, 3% - 9.89%, 12/15/10 - 1/15/27 and by Equity Securities valued at $49,386)	67,906	67,000
5.37%, dated:
1/19/07 due 4/19/07 (Collateralized by Corporate Obligations valued at $46,951,847, 4.5% - 13.25%, 2/1/10 - 11/25/45)	46,618	46,000
2/12/07 due 5/14/07 (Collateralized by Corporate Obligations valued at $90,810,534, 4.4% - 9%, 6/15/08 - 3/25/37)	90,208	89,000
2/13/07 due 5/15/07 (Collateralized by Mortgage Loan Obligations valued at $90,780,000, 0% - 8.31%, 4/15/10 - 10/17/48)	90,208	89,000
Goldman Sachs & Co. at:
5.4%, dated 2/28/07 due 3/1/07 (Collateralized by Corporate Obligations valued at $262,500,000, 4.4% - 14.2%, 10/15/08 - 12/1/16)	250,038	250,000
5.41%, dated 2/21/07 due 5/24/07 (Collateralized by Corporate Obligations valued at $182,700,001, 6% - 12.35%, 5/1/08 - 1/15/28) (d)(e)	176,406	174,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
J.P. Morgan Securities, Inc. at 5.41%, dated 2/1/07 due 3/22/07 (Collateralized by Corporate Obligations valued at $140,503,001, 7.11% - 8.38%, 12/29/10 - 3/18/13) (d)(e)	$ 133,979	$ 133,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.37%, dated 2/28/07 due 3/1/07 (Collateralized by Corporate Obligations valued at $303,963,319, 4% - 9.88%, 6/1/07 - 7/30/50)	298,044	298,000
5.41%, dated 2/28/07 due 3/1/07 (Collateralized by Equity Securities valued at $124,994,499)	119,018	119,000
5.42%, dated 1/17/07 due 4/17/07 (Collateralized by Corporate Obligations valued at $109,399,089, 5.4% - 10.38%, 6/15/07 - 8/1/30) (d)(e)	105,409	104,000
Morgan Stanley & Co. at:
5.36%, dated 2/1/07 due 3/22/07 (Collateralized by Corporate Obligations valued at $141,332,007, 3.13% - 10%, 8/15/10 - 1/15/15)	133,970	133,000
5.43%, dated 2/28/07 due 3/1/07 (Collateralized by Equity Securities valued at $428,400,094)	408,062	408,000
TOTAL REPURCHASE AGREEMENTS		3,886,545
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $17,204,028)		17,204,028
NET OTHER ASSETS - (2.4)%		(397,974)
NET ASSETS - 100%		$ 16,806,054
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,457,038,000 or 14.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $878,000,000 or 5.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 3/5/07	11/7/06	$ 95,000
5.39%, 3/5/07	8/29/06	$ 92,000
Genworth Life Insurance Co. 5.40%, 3/1/07	4/3/06	$ 30,000
Goldman Sachs Group, Inc. 5.41%, 5/30/07	8/26/04	$ 110,000
Hartford Life Insurance Co. 5.52%, 3/1/07	12/16/03	$ 41,000
ING USA Annuity & Life Insurance Co. 5.46%, 3/23/07	6/23/05	$ 33,000
Jackson National Life Insurance Co. 5.41%, 4/1/07	3/31/03	$ 36,000
Lehman Brothers Holdings, Inc.: 5.43%, 3/12/07	1/10/07	$ 45,000
5.46%, 6/28/07	12/11/06	$ 18,000
Metropolitan Life Insurance Co.: 5.44%, 5/21/07	8/16/06	$ 10,000
5.48%, 4/2/07	3/26/02	$ 45,000
5.50%, 5/1/07	2/24/03	$ 20,000
Security	Acquisition Date	Cost (000s)
Monumental Life Insurance Co.: 5.46%, 3/1/07	7/31/98	$ 10,000
5.49%, 3/1/07	3/12/99	$ 45,000
New York Life Insurance Co. 5.44%, 4/1/07	2/28/02 - 12/19/02	$ 125,000
Security Life of Denver Insurance Co. 5.44%, 5/29/07	8/26/05	$ 23,000
Transamerica Occidental Life Insurance Co. 5.53%, 5/1/07	4/28/00	$ 55,000
Travelers Insurance Co.: 5.45%, 3/30/07	3/31/06	$ 35,000
5.45%, 5/17/07	5/16/06	$ 10,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$545,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 46
Banc of America Securities LLC	146
Barclays Capital, Inc.	146
Bear Stearns & Co., Inc.	23
Countrywide Securities Corp.	46
Credit Suisse Securities (USA) LLC	23
Greenwich Capital Markets, Inc.	23
HSBC Securities (USA), Inc.	46
WestLB AG	46
$ 545
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $1,451,000 of which $31,000, $767,000 and $653,000 will expire on August 31, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,886,545) - See accompanying schedule: Unaffiliated issuers (cost $17,204,028)		$ 17,204,028
Cash		2,152
Receivable for fund shares sold		136,829
Interest receivable		83,942
Other receivables		810
Total assets		17,427,761

Liabilities
Payable for investments purchased Regular delivery	$ 459,293
Delayed delivery	67,000
Payable for fund shares redeemed	89,328
Distributions payable	24
Accrued management fee	5,820
Other affiliated payables	242
Total liabilities		621,707

Net Assets		$ 16,806,054
Net Assets consist of:
Paid in capital		$ 16,807,134
Distributions in excess of net investment income		(72)
Accumulated undistributed net realized gain (loss) on investments		(1,008)
Net Assets, for 16,806,927 shares outstanding		$ 16,806,054
Net Asset Value, offering price and redemption price per share ($16,806,054 ÷ 16,806,927 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest (including $95 from affiliated interfund lending)		$ 445,699

Expenses
Management fee	$ 34,846
Independent trustees' compensation	28
Total expenses before reductions	34,874
Expense reductions	(3,228)	31,646
Net investment income		414,053
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		366
Net increase in net assets resulting from operations		$ 414,419

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 414,053	$ 675,334
Net realized gain (loss)	366	(448)
Net increase in net assets resulting from operations	414,419	674,886
Distributions to shareholders from net investment income	(414,045)	(675,306)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,133,119	11,908,518
Reinvestment of distributions	413,829	674,926
Cost of shares redeemed	(6,350,159)	(12,137,728)
Net increase (decrease) in net assets and shares resulting from share transactions	196,789	445,716
Total increase (decrease) in net assets	197,163	445,296

Net Assets
Beginning of period	16,608,891	16,163,595
End of period (including distributions in excess of net investment income of $72 and distributions in excess of net investment income of $80, respectively)	$ 16,806,054	$ 16,608,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Years ended August 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.042	.022	.008	.011	.020
Distributions from net investment income	(.025)	(.042)	(.022)	(.008)	(.011)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.52%	4.32%	2.23%	.83%	1.10%	1.97%
Ratios to Average Net Assets D
Expenses before reductions	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.38% A	.40%	.41%	.42%	.41%	.41%
Net investment income	5.03% A	4.24%	2.21%	.82%	1.09%	1.94%
Supplemental Data
Net assets, end of period (in millions)	$ 16,806	$ 16,609	$ 16,164	$ 16,041	$ 16,127	$ 15,342

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Retirement Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Cost for federal income tax purposes	$ 17,204,028

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 24,294	5.39%

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $3,228.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RMM-SANN-0407 458690.1.0
1.700934.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity

Money Market Trust
Retirement Government
Money Market Portfolio

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,024.80	$ 2.11
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.71	$ 2.11

* Expenses are equal to the Fund's annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/07	% of fund's investments 8/31/06	% of fund's investments 2/28/06
0 - 30	90.4	86.8	84.8
31 - 90	3.7	1.5	5.5
91 - 180	0.0	3.3	4.1
181 - 397	5.9	8.4	5.6
Weighted Average Maturity
	2/28/07	8/31/06	2/28/06
Retirement Government Money Market Portfolio	38 Days	34 Days	29 Days
All Taxable Money Market Funds Average*	42 Days	38 Days	39 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
Federal Agency Issues 10.2%	Federal Agency Issues 21.3%
Repurchase Agreements 89.3%	Repurchase Agreements 79.7%
Net Other Assets 0.5%	Net Other Assets** (1.0)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 10.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.4%
3/15/07 to 12/28/07	5.25 to 5.41%	$ 68,200	$ 68,137
Federal Home Loan Bank - 7.4%
3/5/07 to 3/17/08	5.20 to 5.41 (b)	348,250	348,184
Freddie Mac - 1.4%
1/7/08 to 3/14/08	5.25 to 5.36	68,000	67,048
TOTAL FEDERAL AGENCIES			483,369
Repurchase Agreements - 89.3%
	Maturity Amount (000s)
In a joint trading account at 5.34% dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) #	$ 3,403,713	3,403,208
With:
Barclays Capital, Inc. at 5.29%, dated 11/6/06 due 11/2/07 (Collateralized by Mortgage Loan Obligations valued at $158,100,001, 5% - 6.88%, 12/1/20 - 2/1/37) (b)(c)	163,222	155,000
CS First Boston Corp. at 5.21%, dated 12/5/06 due 6/5/07 (Collateralized by Mortgage Loan Obligations valued at $29,195,161, 0% - 7.12%, 3/15/07 - 1/25/37)	28,738	28,000
Deutsche Bank Securities, Inc. at:
5.26%, dated 12/14/06 due 9/14/07 (Collateralized by Mortgage Loan Obligations valued at $30,600,000, 4.41% - 6.5%, 2/1/33 - 9/1/36)	31,201	30,000
5.28%, dated 12/11/06 due 6/11/07 (Collateralized by Mortgage Loan Obligations valued at $44,880,000, 5.5%, 2/1/34)	45,173	44,000
5.29%, dated 9/22/06 due 3/22/07 (Collateralized by Mortgage Loan Obligations valued at $62,220,000, 5.5% - 7.12%, 4/15/33 - 7/15/36)	62,622	61,000
5.34%, dated 10/25/06 due 4/25/07 (Collateralized by Mortgage Loan Obligations valued at $76,500,001, 4.27% - 6.5%, 9/1/19 - 1/1/37)	77,025	75,000
Merrill Lynch Government Securities, Inc. at 5.28%, dated 10/4/06 due 4/4/07 (Collateralized by Mortgage Loan Obligations valued at $93,779,259, 5.5%, 2/1/37)	92,402	90,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co., Inc. at:
5.26%, dated 12/15/06 due 9/17/07 (Collateralized by Mortgage Loan Obligations valued at $45,067,154, 5.5%, 11/1/36)	$ 45,774	$ 44,000
5.28%, dated 12/28/06 due 9/28/07 (Collateralized by Mortgage Loan Obligations valued at $48,146,621, 5.78%, 3/1/37)	48,889	47,000
UBS Warburg LLC at:
5.25%, dated 1/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $45,321,395, 5.82% - 5.87%, 1/25/33 - 8/26/36)	46,342	44,000
5.28%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $92,701,694, 5.72% - 5.87%, 1/25/33 - 11/15/36) (b)(c)	94,792	90,000
5.38%, dated 6/8/06 due 3/30/07 (Collateralized by Mortgage Loan Obligations valued at $86,524,861, 5.68% - 5.69%, 10/15/34 - 3/25/37)	87,703	84,000
5.4%, dated 8/30/06 due 6/26/07 (Collateralized by Mortgage Loan Obligations valued at $31,930,905, 7.5%, 9/15/36)	32,395	31,000
TOTAL REPURCHASE AGREEMENTS		4,226,208
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $4,709,577)		4,709,577
NET OTHER ASSETS - 0.5%		26,043
NET ASSETS - 100%		$ 4,735,620
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,403,208,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 285,564
Banc of America Securities LLC	918,801
Barclays Capital, Inc.	913,805
Bear Stearns & Co., Inc.	142,782
Countrywide Securities Corp.	285,564
Credit Suisse Securities (USA) LLC	142,782
Greenwich Capital Markets, Inc.	142,782
HSBC Securities (USA), Inc.	285,564
WestLB AG	285,564
$ 3,403,208
Income Tax Information

At August 31, 2006, the fund had a capital loss carryforward of approximately $663,000 of which $56,000, $105,000, $438,000 and $64,000 will expire on August 31, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,226,208) - See accompanying schedule: Unaffiliated issuers (cost $4,709,577)		$ 4,709,577
Receivable for fund shares sold		28,235
Interest receivable		16,454
Other receivables		100
Total assets		4,754,366

Liabilities
Payable for fund shares redeemed	$ 17,099
Distributions payable	1
Accrued management fee	1,641
Other affiliated payables	5
Total liabilities		18,746

Net Assets		$ 4,735,620
Net Assets consist of:
Paid in capital		$ 4,736,167
Undistributed net investment income		175
Accumulated undistributed net realized gain (loss) on investments		(722)
Net Assets, for 4,735,914 shares outstanding		$ 4,735,620
Net Asset Value, offering price and redemption price per share ($4,735,620 ÷ 4,735,914 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 124,351

Expenses
Management fee	$ 9,844
Independent trustees' compensation	8
Total expenses before reductions	9,852
Expense reductions	(622)	9,230
Net investment income		115,121
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(52)
Net increase in net assets resulting from operations		$ 115,069

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 115,121	$ 189,183
Net realized gain (loss)	(52)	102
Net increase in net assets resulting from operations	115,069	189,285
Distributions to shareholders from net investment income	(115,118)	(189,193)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,130,314	2,538,479
Reinvestment of distributions	115,070	189,177
Cost of shares redeemed	(1,335,510)	(2,642,430)
Net increase (decrease) in net assets and shares resulting from share transactions	(90,126)	85,226
Total increase (decrease) in net assets	(90,175)	85,318

Net Assets
Beginning of period	4,825,795	4,740,477
End of period (including undistributed net investment income of $175 and undistributed net investment income of $172, respectively)	$ 4,735,620	$ 4,825,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Years ended August 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.042	.021	.008	.010	.020
Distributions from net investment income	(.025)	(.042)	(.021)	(.008)	(.010)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.48%	4.25%	2.17%	.77%	1.03%	2.01%
Ratios to Average Net Assets D
Expenses before reductions	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.40% A	.40%	.41%	.42%	.41%	.41%
Net investment income	4.95% A	4.18%	2.13%	.77%	1.03%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$ 4,736	$ 4,826	$ 4,740	$ 4,944	$ 5,418	$ 5,295

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Retirement Government Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 4,709,577

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may

Semiannual Report

3. Operating Policies - continued

Repurchase Agreements - continued

be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $622.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Research & Analysis Company (formerly Fidelity Management & Research Company (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RGM-SANN-0407 458703.1.0
1.700932.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Money Market Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 19, 2007